Asset Acquisition - Schedule of asset acquisition (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 28, 2025	Nov. 29, 2023	Mar. 31, 2025	Mar. 31, 2024
Zunz S.A. [Member] | PARAGUAY
Asset Acquisition [Line Items]
Cash paid	$ 25,000		$ 25,000
Acquisition loan payable	31,000		31,000
Cash advance			7,260
Acquisition costs	$ 692		692
Total consideration			63,952
Land			952
Equipment			44
Building and leasehold			57,070
Power purchase agreement guarantee			3,314
VAT receivables			3,126
Other			52
Total assets			64,558
Deferred tax liability			(606)
Net assets acquired			$ 63,952
Datacenter [Member] | SWEDEN
Asset Acquisition [Line Items]
Cash paid		$ 647		$ 647
Shares issued				1,088
Holdback payable		500		500
Acquisition costs		$ 141		141
Total consideration				2,376
Land				86
Equipment				446
Building and leasehold				1,587
VAT receivables				360
Total assets				2,479
Current liabilities				(103)
Net assets acquired				$ 2,376